Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (200,072)	$ (41,519)	$ (234,862)
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Depreciation and amortization	2,243		8
Changes in operating assets and liabilities:
Accounts payable	23,986	25,522	7,774
Accounts receivable	(38,609)	(70,579)	(24,174)
Amount due from related parties	(101,125)		(116,021)
Other receivables, prepayments and deposits	(18,754)	(7,879)	(4,873)
Other payables and accrued liabilities	80,254	96,422	80,971
Deferred Income	147,611		83,130
Cash (used in)/generated from operating activities	(104,466)	1,967	(208,047)
Taxation paid
Net cash used in generated from operating activities	(104,466)	1,967	(208,047)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(122,859)		(7,212)
Investment	(51)
Net cash used in investing activities	(122,910)		(7,212)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of share capital	283,750	10,490	567,990	10
Additional paid in capital			1,499
Advances from directors	29	1,499
Net cash provided by financing activities	283,779	11,989	569,489	10
Effect of exchange rate changes on cash and cash equivalent	(9,904)	494	6,566
Net increase in cash and cash equivalents	46,499	14,450	360,796	10
Cash and cash equivalents, beginning of period	360,806	10	10
CASH AND CASH EQUIVALENTS, END OF PERIOD	407,305	14,460	360,806	10
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid
Interest paid